Document and Entity Information	Mar. 29, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 29, 2016
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Aug. 28, 2015
UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Prospectus:
Trading Symbol	SPIXX
UBS Select Treasury Investor Fund | UBS Select Treasury Investor Fund
Prospectus:
Trading Symbol	STRXX
UBS Select Tax-Free Investor Fund | UBS Select Tax-Free Investor Fund
Prospectus:
Trading Symbol	SFRXX